Prepaid Expenses and Deposits (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information
Disclosure of prepaid expenses and deposits
	At December 31 2021	At December 31 2020
Prepaid expenses and deposits related to:
Exploration and evaluation expenditures	$271	$71
Insurance expenditures	207	311
Other	290	646
Total prepaid expenses and deposits	768	1,028

Prepaid expenses and deposits, current	$502	$785
Prepaid expenses and deposits, non-current	266	243